Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000146953
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.50%	12.90%	4.41%	5.35%
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,151,963,975
Holdings Count | Holding	1,813
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

C000146951
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	5.36%	12.74%	4.17%	5.11%
Investor A Shares (with sales charge)...
	(0.17)	6.83	3.05	4.54
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,151,963,975
Holdings Count | Holding	1,813
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

C000146952
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.97%	11.93%	3.40%	4.47%
Investor C Shares (with sales charge)...
	3.97	10.93	3.40	4.47
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,151,963,975
Holdings Count | Holding	1,813
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

C000166008
Shareholder Report [Line Items]
Fund Name	BlackRock Dynamic High Income Portfolio
Class Name	Class K Shares
Trading Symbol	BDHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.52%	13.08%	4.48%	5.41%
MSCI World Index...
	8.04	21.40	12.08	10.53
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	3.69	10.47	5.71	6.13

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,151,963,975
Holdings Count | Holding	1,813
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,151,963,975
Number of Portfolio Holdings...
1,813
Portfolio Turnover Rate...
59%

C000058061
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	3.58%	9.49%	4.14%	4.45%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,611,174,059
Holdings Count | Holding	3,886
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

C000058062
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	3.45%	9.22%	3.88%	4.19%
Investor A Shares (with sales charge)...
	(1.98)	3.49	2.77	3.63
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,611,174,059
Holdings Count | Holding	3,886
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

C000058060
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	2.96%	8.42%	3.09%	3.57%
Investor C Shares (with sales charge)...
	1.96	7.42	3.09	3.57
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,611,174,059
Holdings Count | Holding	3,886
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%

C000182622
Shareholder Report [Line Items]
Fund Name	BlackRock Multi-Asset Income Portfolio
Class Name	Class K Shares
Trading Symbol	BKMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	3.50%	9.55%	4.17%	4.48%
Bloomberg U.S. Aggregate Bond Index...
	0.18	2.07	(0.60)	1.19
MSCI World Index...
	8.04	21.40	12.08	10.53
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	4.06	11.41	5.86	6.02

Performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 10,611,174,059
Holdings Count | Holding	3,886
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,611,174,059
Number of Portfolio Holdings...
3,886
Portfolio Turnover Rate...
47%